Selected Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Effect Of Fourth Quarter Events [Line Items]
Motor fuel sales	$ 2,318	$ 2,092	$ 2,053	$ 1,548	$ 2,205	$ 2,707	$ 2,889	$ 2,475
Merchandise	17	17	17	16	15	14	14	13	$ 2		$ 67	$ 56
Rental and other income	42	59	53	64	54	53	52	47
Total revenues	2,377	2,168	2,123	1,628	2,274	2,774	2,955	2,535	4,291		8,296	10,538
Motor fuel gross profit	163	137	171	142	79	80	164	96
Merchandise gross profit	6	4	5	5	5	4	4	3	0		20	16
Other gross profit	40	51	51	62	52	52	51	46
Gross profit	209	192	227	209	136	136	219	145	77		837	636
Income from operations	(75)	55	104	87	23	16	106	38	(61)		171	183
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(82)	33	57	65	(5)	(44)	131	31			73	113
Net income (loss) and comprehensive income (loss)	(585)	45	72	62	16	34	94	50	(53)		(406)	194
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(503)	12	15	(3)	21	78	(37)	19	66	$ 0	(479)	81
Net income (loss) attributable to partners	$ (585)	$ 45	$ 72	$ 62	$ 7	$ 28	$ 35	$ 17
Successor [Member]
Effect Of Fourth Quarter Events [Line Items]
Merchandise									2		67	56
Total revenues									4,291		8,296	10,538
Gross profit									77		837	636
Income from operations									(61)		171	183
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(119)		73	113
Net income (loss) and comprehensive income (loss)									(53)		(406)	194
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									66
Net income (loss) attributable to partners									$ 34		$ (406)	$ 87
Successor [Member] | Common Units [Member]
Effect Of Fourth Quarter Events [Line Items]
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership Unit, Basic, Net of Tax	$ (1.10)	$ 0.11	$ 0.38	$ 0.50	$ (0.34)	$ (0.63)	$ 1.87	$ 0.11	$ (1.50)		$ (0.14)	$ 0.07
Common - basic and diluted (in dollars per shares)									0.85		(5.26)	1.11
Income (Loss) from Continuing Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted	(1.10)	0.11	0.38	0.50	(0.34)	(0.63)	1.87	0.11	(1.50)		(0.14)	0.07
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax									(1.50)		(0.14)	0.07
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	(5.22)	0.13	0.15	(0.03)	0.21	0.93	(1.00)	0.33	2.35		(5.12)	1.04
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Diluted	(5.22)	0.13	0.15	(0.03)	0.21	0.93	(1.00)	0.33	2.35		(5.12)	1.04
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted									2.35		(5.12)	1.04
Successor [Member] | Subordinated Units-Affiliated [Member]
Effect Of Fourth Quarter Events [Line Items]
Common - basic and diluted (in dollars per shares)									0.85		0.00	1.40
Income (Loss) from Continuing Operations, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted, Net of Tax	0.00	0.00	0.00	0.00	(0.15)	(1.11)	1.87	0.11	(1.50)		0.00	0.22
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.25	$ 1.63	$ (1.00)	$ 0.33	$ 2.35		$ 0.00	$ 1.18